Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Payables

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Accrued salary and bonus	$14,759,907	$13,726,474	$448,285
Payables for property, plant and equipment	16,704,590	10,810,065	353,039
Accrued employees’ compensation and remuneration to directors and supervisors	10,012,636	5,680,710	185,523
Accrued employee insurance	1,325,330	1,260,237	41,157
Accrued utilities	847,905	855,475	27,939
Others	13,464,732	11,909,924	388,959

	$57,115,100	$44,242,885	$1,444,902